Accounts Payable - Related Party (Details Narrative) - USD ($)	Oct. 15, 2018	Oct. 31, 2018	Apr. 30, 2018
Notes to Financial Statements
Accounts payable - related party		$ 3,724	$ 0
Monthly office rent		$ 6,408
Rent paid	$ 2,684
Rent	$ 3,724